SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Summary of Property and Equipment Net, Expected Useful Lives

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Amortization of Intangible Assets, Estimated Useful Lives

Trademark	10 years or indefinite life
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Reacquired rights	the remaining franchise term

Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Other assets
Returnable consideration from acquisition of Urban	5,385,583	—	—	5,385,583
Short-term investments
Investments in wealth management products	147,458,675	—	147,458,675	—
Investments in equity securities
Equity securities with readily determinable fair value	157,988,851	157,988,851	—	—
Long-term investments
Equity securities with readily determinable fair value	39,852,428	39,852,428	—	—
Available-for-sale debt securities	106,493,137	—	—	106,493,137
	457,178,674	197,841,279	147,458,675	111,878,720

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Investments in wealth management products	156,031,572	—	156,031,572	—
Investments in equity securities
Equity securities with readily determinable fair value	41,361,346	41,361,346	—	—
Long-term investments
Equity securities with readily determinable fair value	27,408,446	27,408,446	—	—
Available-for-sale debt securities	103,706,206	—	—	103,706,206
	328,507,570	68,769,792	156,031,572	103,706,206

Reconciliations of Assets And Liabilities Under Fair Value Hierarchy

		Available-for-
	Returnable	sale debt
	consideration	securities
December 31, 2021	5,385,583	106,493,137
Disposal of Urban	(5,385,583)	—
Net unrealized fair value decrease recognized in other comprehensive loss	—	(2,786,931)
December 31, 2022	—	103,706,206
December 31, 2022 (USD)	—	15,035,986

Summary of Unobservable Inputs

		Inputs	Inputs
		As of December	As of December
Financial Assets	Unobservable Input	31, 2021	31, 2022
Available-for-sale debt securities	WACC	12%	12%
	Discounts for lack of marketability and control	34%	44%
	Expected volatility	42%	52%

Schedule of impact on consolidated balance sheet upon adoption of ASU 2016-02

	December 31, 2021	January 1, 2022
		Effect of adoption
	As reported	ASU 2016-02	As adjusted
Assets
Favorable lease	32,844,929	(32,844,929)	—
Prepaid rent	15,454,967	(15,454,967)	—
Operating lease right-of-use assets	—	1,830,043,887	1,830,043,887
Total assets	48,299,896	1,781,743,991	1,830,043,887
Liabilities
Accrued expenses and other current liabilities	27,957,242	(27,957,242)	—
Deferred rent	70,769,648	(70,769,648)	—
Operating lease liability, current	—	177,938,604	177,938,604
Operating lease liability, non-current	—	1,702,532,277	1,702,532,277
Total liabilities	98,726,890	1,781,743,991	1,880,470,881